General and Administrative Expenses - Schedule of general and administrative expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Selling, general and administrative expense [Abstract]
Management fees, salaries and wages	$ 1,541,511	$ 1,259,958
Marketing	1,019,137	592,837
Office, administration, and regulatory	5,461,088	4,978,979
Professional fees, advisory, and consulting	5,221,080	4,121,165
Total	$ 13,242,816	$ 10,952,939